SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SCHEDULE OF SHARE CAPITAL

	2024	2025
Number of shares:
At beginning of financial year	11,529,328	11,540,000
Warrant exercised	10,672	-
Issuance of ordinary shares	-	288,435
At end of financial year	11,540,000	11,828,435

Paid-up capital (S$):
At beginning of financial year	23,720,020	23,793,950
Issuance of ordinary shares	-	283,094
Capitalization of share-based payment reserve	-	579,865
Issuance of ordinary shares from the exercise of warrants	73,930	-
At end of financial year	23,793,950	24,656,909